Shareholder Report, Holdings (Details) - Digital Asset Debt Strategy ETF	Nov. 30, 2025
Terawulf, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Cleanspark, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Riot Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Customers Bancorp, Inc., 5.38%, 12/30/2034 (Callable 12/30/2029) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Core Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Semler Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PayPal Holdings, Inc. (Callable 12/01/2053) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Business Machines Corp. (Callable 11/10/2034) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Coinbase Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Franklin Resources, Inc. (Callable 07/30/2030) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Medical Equipment & Devices Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Retail - Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Software and Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Retail & Wholesale - Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%